Fair value of financial instruments	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Fair value of financial instruments
Note 3 Fair value of financial instruments

Carrying value and fair value of financial instruments

The following tables provide a comparison of the carrying and fair values for each classification of financial instruments. Embedded derivatives are presented on a combined basis with the host contracts. For measurement purposes, they are carried at fair value when conditions requiring separation are met.

	IFRS 9
	As at October 31, 2018
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$20,274	$–	$–	$16,197	$16,197	$36,471	$36,471
Securities
Trading	121,031	7,227	–	–	–	–	128,258	128,258
Investment, net of applicable allowance (1)	–	–	48,093	406	46,109	45,367	94,608	93,866
	121,031	7,227	48,093	406	46,109	45,367	222,866	222,124
Assets purchased under reverse repurchase agreements and securities borrowed	219,108	–	–	–	75,494	75,490	294,602	294,598
Loans, net of applicable allowance
Retail	69	190	94	–	397,102	394,051	397,455	394,404
Wholesale	7,129	1,540	458	–	170,236	168,087	179,363	177,214
	7,198	1,730	552	–	567,338	562,138	576,818	571,618
Other
Derivatives	94,039	–	–	–	–	–	94,039	94,039
Other assets (2)	1,373	–	–	–	46,205	46,205	47,578	47,578
Financial liabilities
Deposits
Personal	$150	$14,602			$255,402	$255,115	$270,154	$269,867
Business and government (3)	(11)	103,446			430,936	431,158	534,371	534,593
Bank (4)	–	7,072			25,449	25,462	32,521	32,534
	139	125,120			711,787	711,735	837,046	836,994
Other
Obligations related to securities sold short	32,247	–			–	–	32,247	32,247
Obligations related to assets sold under repurchase agreements and securities loaned	–	201,839			4,975	4,976	206,814	206,815
Derivatives	90,238	–			–	–	90,238	90,238
Other liabilities (5)	(1,434)	18			54,917	54,880	53,501	53,464
Subordinated debentures	–	–			9,131	9,319	9,131	9,319

	IAS 39
	As at October 31, 2017
	Carrying value and fair value			Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Available- for-sale instruments measured at fair value	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$20,752	$–	$11,910	$11,910	$32,662	$32,662
Securities
Trading	116,720	10,937	–	–	–	127,657	127,657
Investment, net of applicable allowance (1)	–	–	75,877	14,845	14,771	90,722	90,648
	116,720	10,937	75,877	14,845	14,771	218,379	218,305
Assets purchased under reverse repurchase agreements and securities borrowed	–	138,979	–	81,998	81,999	220,977	220,978
Loans, net of applicable allowance
Retail	69	–	–	383,857	380,782	383,926	380,851
Wholesale	1,837	2,329	–	154,525	153,967	158,691	158,133
	1,906	2,329	–	538,382	534,749	542,617	538,984
Other
Derivatives	95,023	–	–	–	–	95,023	95,023
Other assets (2)	–	1,213	–	44,598	44,598	45,811	45,811
Financial liabilities
Deposits
Personal	$184	$13,794		$246,235	$246,147	$260,213	$260,125
Business and government (3)	(9)	94,518		411,156	412,495	505,665	507,004
Bank (4)	–	2,072		21,685	21,708	23,757	23,780
	175	110,384		679,076	680,350	789,635	790,909
Other
Obligations related to securities sold short	30,008	–		–	–	30,008	30,008
Obligations related to assets sold under repurchase agreements and securities loaned	–	133,947		9,137	9,138	143,084	143,085
Derivatives	92,127	–		–	–	92,127	92,127
Other liabilities (5)	(1,132)	–		49,440	49,426	48,308	48,294
Subordinated debentures	–	–		9,265	9,559	9,265	9,559

(1)	Investment securities include securities measured at FVOCI and amortized cost under IFRS 9 and AFS and held-to-maturity securities under IAS 39.
(2)	Includes Customers’ liability under acceptances and financial instruments recognized in Other assets.
(3)	Business and government deposits include deposits from regulated deposit-taking institutions other than banks.
(4)	Bank deposits refer to deposits from regulated banks and central banks.
(5)	Includes Acceptances and financial instruments recognized in Other liabilities.

Financial assets designated as fair value through profit or loss

For our financial assets designated as FVTPL, we measure the change in fair value attributable to changes in credit risk as the difference between the total change in the fair value of the instrument during the period and the change in fair value calculated using the appropriate risk-free yield curves. For the years ended October 31, 2018 and October 31, 2017, there were no significant changes in the fair value of the loans and receivables designated as FVTPL attributable to changes in credit risk. As at October 31, 2018 and October 31, 2017, the extent to which credit derivatives or similar instruments mitigate the maximum exposure to credit risk was nominal.

Financial liabilities designated as fair value through profit or loss

For our financial liabilities designated as FVTPL, we take into account changes in our own credit spread and the expected duration of the instrument to measure the change in fair value attributable to changes in credit risk.

	As at or for the year ended October 31, 2018 (1)
(Millions of Canadian dollars)	Contractual maturity amount	Carrying value	Difference between carrying value and contractual maturity amount	Changes in fair value attributable to changes in credit risk included in OCI for positions still held
				During the period	Cumulative (2)
Term deposits
Personal	$14,726	$14,602	$ (124)	$ (41)	$ 19
Business and government (3)	103,489	103,446	(43)	(134)	285
Bank (4)	7,067	7,072	5	–	–
	125,282	125,120	(162)	(175)	304
Obligations related to assets sold under repurchase agreements and securities loaned	201,924	201,839	(85)	–	–
Other liabilities	18	18	–	–	–
	$327,224	$326,977	$ (247)	$ (175)	$ 304

	As at or for the year ended October 31, 2017 (1)
(Millions of Canadian dollars)	Contractual maturity amount	Carrying value	Difference between carrying value and contractual maturity amount	Changes in fair value attributable to changes in credit risk included in OCI for positions still held
				During the period	Cumulative (2)
Term deposits
Personal	$13,633	$13,794	$ 161	$ 34	$ 59
Business and government (3)	93,532	94,518	986	398	423
Bank (4)	2,072	2,072	–	–	–
	109,237	110,384	1,147	432	482
Obligations related to assets sold under repurchase agreements and securities loaned	133,967	133,947	(20)	–	–
Other liabilities	–	–	–	–	–
	$243,204	$244,331	$ 1,127	$ 432	$ 482

(1)	There are no changes in fair value attributable to changes in credit risk included in net income for positions still held.
(2)	The cumulative change is measured from the initial designation of the liabilities as FVTPL. For the year ended October 31, 2018, $7 million of fair value losses previously included in OCI relate to financial liabilities derecognized during the year (October 31, 2017 – $16 million fair value gains).
(3)	Business and government term deposits include amounts from regulated deposit-taking institutions other than regulated banks.
(4)	Bank term deposits refer to amounts from regulated banks and central banks.

Net gains (losses) from financial instruments classified and designated as fair value through profit or loss

Financial instruments classified as FVTPL, which includes mainly trading securities, derivatives, trading liabilities, and financial assets and liabilities designated as FVTPL are measured at fair value with realized and unrealized gains and losses recognized in Non-interest income.

	IFRS 9	IAS 39
	For the year ended
(Millions of Canadian dollars)	October 31 2018	October 31 2017
Net gains (losses) (1)
Classified as fair value through profit or loss (2)	$(265)	$1,112
Designated as fair value through profit or loss (3)	1,828	(68)
	$1,563	$1,044
By product line (1)
Interest rate and credit	$1,296	$662
Equities	(164)	(54)
Foreign exchange and commodities	431	436
	$1,563	$1,044

(1)	Excludes the following amounts related to our insurance operations and included in Insurance premiums, investment and fee income in the Consolidated Statements of Income: Net losses from financial instruments designated as FVTPL of $400 million (October 31, 2017 – losses of $148 million).
(2)	Excludes derivatives designated in a hedging relationship. Refer to Note 8 for net gains (losses) on these derivatives.
(3)	For the year ended October 31, 2018, $1,832 million of net fair value gains on financial liabilities designated as FVTPL, other than those attributable to changes in our own credit risk, were included in Non-interest income (October 31, 2017 – losses of $645 million).

Net interest income from financial instruments

Interest and dividend income arising from financial assets and financial liabilities and the associated costs of funding are reported in Net interest income.

	IFRS 9	IAS 39
	For the year ended
(Millions of Canadian dollars)	October 31 2018	October 31 2017
Interest income and dividend income (1), (2)
Financial instruments measured at fair value through profit or loss	$7,811	$6,043
Financial instruments measured at fair value through other comprehensive income	802
Financial instruments measured at amortized cost	24,408
Other categories of financial instruments (3)		20,861
	33,021	26,904
Interest expense (1)
Financial instruments measured at fair value through profit or loss	$6,964	$3,934
Financial instruments measured at amortized cost	7,866
Other categories of financial instruments (3)		5,830
	14,830	9,764
Net interest income	$18,191	$17,140

(1)	Excludes the following amounts related to our insurance operations and included in Insurance premiums, investment and fee income in the Consolidated Statements of Income: Interest income of $479 million (October 31, 2017 – $459 million), and Interest expense of $4 million (October 31, 2017 – $5 million).
(2)	Includes dividend income for the year ended October 31, 2018 of $1,561 million (October 31, 2017 – $1,357 million), which is presented in Interest and dividend income in the Consolidated Statements of Income.
(3)	Includes assets classified as available-for-sale, loans and receivables, and held-to-maturity, and liabilities classified as amortized cost.

Fee income arising from financial instruments

For the year ended October 31, 2018, we earned $5,426 million in fees from banking services (October 31, 2017 – $5,139 million). For the year ended October 31, 2018, we also earned $11,944 million in fees from investment management, trust, custodial, underwriting, brokerage and other similar fiduciary services to retail and institutional clients (October 31, 2017 – $11,191 million). These fees are included in Non-interest income.

Fair value of assets and liabilities measured at fair value on a recurring basis and classified using the fair value hierarchy

	IFRS 9							IAS 39
	As at
	October 31, 2018							October 31, 2017
	Fair value measurements using			Total gross fair value	Netting adjustments		Assets/ liabilities at fair value	Fair value measurements using			Total gross fair value	Netting adjustments		Assets/ liabilities at fair value
(Millions of Canadian dollars)	Level 1	Level 2	Level 3					Level 1	Level 2	Level 3
Financial assets
Interest-bearing deposits with banks	$–	$20,274	$–	$20,274	$		$20,274	$–	$20,752	$–	$20,752	$		$20,752
Securities
Trading
Canadian government debt (1)
Federal	8,342	6,231	–	14,573			14,573	9,374	7,929	–	17,303			17,303
Provincial and municipal	–	11,350	–	11,350			11,350	–	11,422	–	11,422			11,422
U.S. state, municipal and agencies debt (1)	2,068	31,030	66	33,164			33,164	1,226	29,634	–	30,860			30,860
Other OECD government debt (2)	1,151	9,018	–	10,169			10,169	934	10,420	–	11,354			11,354
Mortgage-backed securities (1)	–	1,001	–	1,001			1,001	–	1,298	–	1,298			1,298
Asset-backed securities
Non-CDO securities (3)	–	1,023	110	1,133			1,133	–	732	–	732			732
Corporate debt and other debt	2	22,303	21	22,326			22,326	52	21,655	29	21,736			21,736
Equities	30,847	2,547	1,148	34,542			34,542	29,674	2,853	425	32,952			32,952
	42,410	84,503	1,345	128,258			128,258	41,260	85,943	454	127,657			127,657
Investment (4)
Canadian government debt (1)
Federal	–	238	–	238			238	477	1,124	–	1,601			1,601
Provincial and municipal	–	1,554	–	1,554			1,554	–	2,503	–	2,503			2,503
U.S. state, municipal and agencies debt (1)	–	18,136	–	18,136			18,136	8	28,999	508	29,515			29,515
Other OECD government debt	–	1,470	–	1,470			1,470	479	8,673	–	9,152			9,152
Mortgage-backed securities (1)	–	2,174	–	2,174			2,174	–	934	–	934			934
Asset-backed securities
CDO	–	6,239	–	6,239			6,239	–	3,623	–	3,623			3,623
Non-CDO securities	–	863	–	863			863	–	2,671	203	2,874			2,874
Corporate debt and other debt	–	17,227	192	17,419			17,419	–	23,662	797	24,459			24,459
Equities	42	103	237	382			382	339	38	711	1,088			1,088
Loan substitute securities	–	24	–	24			24	–	24	4	28			28
	42	48,028	429	48,499			48,499	1,303	72,251	2,223	75,777			75,777
Assets purchased under reverse repurchase agreements and securities borrowed	–	219,108	–	219,108			219,108	–	138,979	–	138,979			138,979
Loans	–	8,929	551	9,480			9,480	–	4,056	179	4,235			4,235
Other
Derivatives
Interest rate contracts	1	33,862	222	34,085			34,085	–	106,145	380	106,525			106,525
Foreign exchange contracts	–	43,253	53	43,306			43,306	–	42,871	63	42,934			42,934
Credit derivatives	–	38	–	38			38	–	157	–	157			157
Other contracts	5,868	11,654	296	17,818			17,818	3,510	10,141	307	13,958			13,958
Valuation adjustments	–	(631)	6	(625)			(625)	–	(722)	(3)	(725)			(725)
Total gross derivatives	5,869	88,176	577	94,622			94,622	3,510	158,592	747	162,849			162,849
Netting adjustments						(583)	(583)						(67,826)	(67,826)
Total derivatives							94,039							95,023
Other assets	1,020	288	65	1,373			1,373	966	247	–	1,213			1,213
	$49,341	$469,306	$2,967	$521,614		$(583)	$521,031	$47,039	$480,820	$3,603	$531,462		$(67,826)	$463,636
Financial Liabilities
Deposits
Personal	$–	$14,362	$390	$14,752	$		$14,752	$–	$13,513	$465	$13,978	$		$13,978
Business and government	–	103,440	(5)	103,435			103,435	–	94,509	–	94,509			94,509
Bank	–	7,072	–	7,072			7,072	–	2,072	–	2,072			2,072
Other
Obligations related to securities sold short	17,732	14,515	–	32,247			32,247	12,407	17,601	–	30,008			30,008
Obligations related to assets sold under repurchase agreements and securities loaned	–	201,839	–	201,839			201,839	–	133,947	–	133,947			133,947
Derivatives
Interest rate contracts	–	29,620	726	30,346			30,346	–	100,765	835	101,600			101,600
Foreign exchange contracts	–	41,836	32	41,868			41,868	–	40,497	42	40,539			40,539
Credit derivatives	–	94	–	94			94	–	258	–	258			258
Other contracts	4,369	13,730	380	18,479			18,479	3,417	13,461	488	17,366			17,366
Valuation adjustments	–	29	5	34			34	–	55	13	68			68
Total gross derivatives	4,369	85,309	1,143	90,821			90,821	3,417	155,036	1,378	159,831			159,831
Netting adjustments						(583)	(583)						(67,704)	(67,704)
Total derivatives							90,238							92,127
Other liabilities	170	(1,654)	68	(1,416)			(1,416)	130	(1,286)	24	(1,132)			(1,132)
	$22,271	$424,883	$1,596	$448,750		$(583)	$448,167	$15,954	$415,392	$1,867	$433,213		$(67,704)	$365,509

(1)	As at October 31, 2018, residential and commercial mortgage-backed securities (MBS) included in all fair value levels of trading securities were $16,776 million and $nil (October 31, 2017 – $17,977 million and $nil), respectively, and in all fair value levels of Investment securities were $4,713 million and $1,348 million (October 31, 2017 – $13,352 million and $727 million), respectively.
(2)	OECD stands for Organisation for Economic Co-operation and Development.
(3)	CDO stands for collateralized debt obligations.
(4)	Amounts as of October 31, 2017 exclude $100 million of Investment securities that are carried at cost.

Fair values of our significant assets and liabilities measured on a recurring basis are determined and classified in the fair value hierarchy table using the following valuation techniques and inputs.

Interest-bearing deposits with banks

The majority of our Interest-bearing deposits with banks are designated as FVTPL. These FVTPL deposits are composed of short-dated deposits placed with banks, and are included in Interest-bearing deposits with banks in the fair value hierarchy table. The fair values of these instruments are determined using the discounted cash flow method. The inputs to the valuation models include interest rate swap curves and credit spreads, where applicable. They are classified as Level 2 instruments in the hierarchy as the inputs are observable.

Government bonds (Canadian, U.S. and other OECD governments)

Government bonds are included in Canadian government debt, U.S. state, municipal and agencies debt, Other OECD government debt and Obligations related to securities sold short in the fair value hierarchy table. The fair values of government issued or guaranteed debt securities in active markets are determined by reference to recent transaction prices, broker quotes, or third-party vendor prices and are classified as Level 1 in the hierarchy. The fair values of securities that are not traded in active markets are based on either security prices, or valuation techniques using implied yields and risk spreads derived from prices of actively traded and similar government securities. Securities with observable prices or rate inputs as compared to transaction prices, dealer quotes or vendor prices are classified as Level 2 in the hierarchy. Securities where inputs are unobservable are classified as Level 3 in the hierarchy.

Corporate and U.S. municipal bonds

The fair values of corporate and U.S. municipal bonds, which are included in Corporate debt and other debt, U.S. state, municipal and agencies debt and Obligations related to securities sold short in the fair value hierarchy table, are determined using either recently executed transaction prices, broker quotes, pricing services, or in certain instances, the discounted cash flow method using rate inputs such as benchmark yields (Canadian Dealer Offered Rate, LIBOR and other similar reference rates) and risk spreads of comparable securities. Securities with observable prices or rate inputs are classified as Level 2 in the hierarchy. Securities where inputs are unobservable are classified as Level 3 in the hierarchy.

Asset-backed securities and Mortgage-backed securities

Asset-backed securities (ABS) and MBS are included in Asset-backed securities, Mortgage-backed securities, Canadian government debt, U.S. state, municipal and agencies debt, and Obligations related to securities sold short in the fair value hierarchy table. Inputs for valuation of ABS and MBS are, when available, traded prices, dealer or lead manager quotes, broker quotes and vendor prices of the identical securities. When prices of the identical securities are not readily available, we use industry standard models with inputs such as discount margins, yields, default, prepayment and loss severity rates that are implied from transaction prices, dealer quotes or vendor prices of comparable instruments. Where security prices and inputs are observable, ABS and MBS are classified as Level 2 in the hierarchy. Otherwise, they are classified as Level 3 in the hierarchy.

Auction rate securities

Auction rate securities (ARS) are included in U.S. state, municipal and agencies debt, and Asset-backed securities in the fair value hierarchy table. The valuation of ARS involves discounting forecasted cash flows from the underlying collateral and incorporating multiple inputs such as default, prepayment, deferment and redemption rates, and credit spreads. These inputs are unobservable, and therefore, ARS are classified as Level 3 in the hierarchy. All relevant data must be assessed and significant judgment is required to determine the appropriate valuation inputs.

Equities

Equities consist of listed and unlisted common shares, private equities, mutual funds and hedge funds with certain redemption restrictions and are included in equities and obligations for securities sold short. The fair values of common shares are based on quoted prices in active markets, where available, and are classified as Level 1 in the hierarchy. Where quoted prices in active markets are not readily available, fair value is determined based on quoted market prices for similar securities or through valuation techniques, such as multiples of earnings and the discounted cash flow method with forecasted cash flows and discount rate as inputs. Private equities are classified as Level 3 in the hierarchy as their inputs are not observable. Hedge funds are valued using Net Asset Values (NAV). If we can redeem a hedge fund at NAV prior to the next quarter end, the fund is classified as Level 2 in the hierarchy. Otherwise, it is classified as Level 3 in the hierarchy.

Derivatives

The fair values of exchange-traded derivatives, such as interest rate and equity options and futures, are based on quoted market prices and are classified as Level 1 in the hierarchy. OTC derivatives primarily consist of interest rate contracts, foreign exchange contracts and credit derivatives. The exchange-traded or OTC interest rate, foreign exchange and equity derivatives are included in Interest rate contracts, Foreign exchange contracts and Other contracts, respectively, in the fair value hierarchy table. The fair values of OTC derivatives are determined using valuation models when quoted market prices or third-party consensus pricing information are not available. The valuation models, such as discounted cash flow method or Black-Scholes option model, incorporate observable or unobservable inputs for interest and foreign exchange rates, equity and commodity prices (including indices), credit spreads, corresponding market volatility levels, and other market-based pricing factors. Other adjustments to fair value include bid-offer, CVA, FVA, OIS, parameter and model uncertainties, and unrealized gain or loss at inception of a transaction. A derivative instrument is classified as Level 2 in the hierarchy if observable market inputs are available or the unobservable inputs are not significant to the fair value. Otherwise, it is classified as Level 3 in the hierarchy.

Securities borrowed or purchased under resale agreements and securities loaned or sold under repurchase agreements

In the fair value hierarchy table, these instruments are included in Assets purchased under reverse repurchase agreements and securities borrowed, and Obligations related to assets sold under repurchase agreements and securities loaned. The fair values of these contracts are determined using valuation techniques such as the discounted cash flow method using interest rate curves as inputs. They are classified as Level 2 instruments in the hierarchy as the inputs are observable.

Deposits

A majority of our deposits are measured at amortized cost but certain deposits are designated as FVTPL. These FVTPL deposits include deposits taken from clients, the issuance of certificates of deposits and promissory notes, and interest rate and equity linked notes. The fair values of these instruments are determined using the discounted cash flow method and derivative option valuation models. The inputs to the valuation models include benchmark yield curves, credit spreads, interest rates, equity and interest rate volatility, dividend and correlation rates, where applicable. They are classified as Level 2 or 3 instruments in the hierarchy, depending on the significance of the unobservable credit spreads, volatility, dividend and correlation rates.

Quantitative information about fair value measurements using significant unobservable inputs (Level 3 Instruments)

The following table presents fair values of our significant Level 3 financial instruments, valuation techniques used to determine their fair values, ranges and weighted averages of unobservable inputs.

As at October 31, 2018 (Millions of Canadian dollars, except for prices, percentages and ratios)
		Fair value				Range of input values (2) (3)
Products	Reporting line in the fair value hierarchy table	Assets	Liabilities	Valuation techniques	Significant unobservable inputs (1)	Low	High	Weighted average / Inputs distribution
Non-derivative financial instruments
Auction rate securities				Discounted cash flows	Discount margins	1.32%	2.70%	1.95%
	U.S. state, municipal and agencies debt	45			Default rates	3.00%	3.00%	3.00%
	Asset-backed securities	110			Prepayment rates	4.00%	5.50%	4.56%
					Recovery rates	96.50%	97.50%	96.59%
Corporate debt				Price-based	Prices	$ 72.00	$123.06	$103.84
	Corporate debt and other debt	28		Discounted cash flows	Credit spread	0.90%	11.30%	4.50%
	Loans	551			Credit enhancement	11.80%	15.80%	13.10%
Government debt and municipal bonds				Price-based	Prices	$ 65.50	$100.00	$66,41
	U.S. state, municipal and agencies debt	21		Discounted cash flows	Yields	3.50%	7.60%	5.75%
	Corporate debt and other debt	185
Private equities, hedge fund investments and related equity derivatives				Market comparable	EV/EBITDA multiples	6.16X	17.80X	14.46X
	Equities	1,385		Price-based	P/E multiples	9.10X	26.41X	18.26X
	Derivative related liabilities		24	Discounted cash flows	EV/Rev multiples	0.90X	6.63X	4.86X
	Loan substitute securities	–			Liquidity discounts (4)	10.00%	40.00%	18.27%
					Discount rate	10.52%	10.52%	10.52%
					Net asset values / prices (5)	n.a.	n.a.	n.a.
Derivative financial instruments (6)
Interest rate derivatives and interest-rate-linked structured notes (7)	Derivative related assets	260		Discounted cash flows	Interest rates	2.30%	3.00%	Even
	Derivative related liabilities		740	Option pricing model	CPI swap rates	1.90%	2.10%	Even
					IR-IR correlations	19.00%	67.00%	Even
					FX-IR correlations	29.00%	56.00%	Even
					FX-FX correlations	68.00%	68.00%	Even
Equity derivatives and equity-linked structured notes (7)				Discounted cash flows	Dividend yields	0.30%	8.40%	Lower
	Derivative related assets	281		Option pricing model	Equity (EQ)-EQ correlations	(55.00)%	100.00%	Middle
	Deposits		390		EQ-FX correlations	(71.40)%	30.50%	Middle
	Derivative related liabilities		328		EQ volatilities	8.00%	164.00%	Upper
Other (8)
	Asset-backed securities	–
	Derivative related assets	36
	Other assets	65
	Deposits		(5)
	Derivative related liabilities		51
	Other liabilities		68
Total		$2,967	$1,596

As at October 31, 2017 (Millions of Canadian dollars, except for prices, percentages and ratios)
		Fair value			Significant unobservable inputs (1)	Range of input values (2) (3)
Products	Reporting line in the fair value hierarchy table	Assets	Liabilities	Valuation techniques		Low	High	Weighted average / Inputs distribution
Non-derivative financial instruments
Auction rate securities				Discounted cash flows	Discount margins	1.13%	2.95%	1.71%
	U.S. state, municipal and agencies debt	508			Default rates	3.00%	3.40%	3.00%
	Asset-backed securities	197			Prepayment rates	4.00%	10.00%	4.29%
					Recovery rates	40.00%	97.50%	95.95%
Corporate debt				Price-based	Prices	$20.00	$119.30	$113.77
	Corporate debt and other debt	33		Discounted cash flows	Credit spread	1.11%	11.59%	6.35%
	Loans	179			Credit enhancement	12.82%	17.10%	14.16%
Government debt and municipal bonds				Price-based	Prices	$63.43	$93.29	$64.18
	U.S. state, municipal and agencies debt	–		Discounted cash flows	Yields	0.17%	13.04%	3.22%
	Corporate debt and other debt	793
Private equities, hedge fund investments and related equity derivatives				Market comparable	EV/EBITDA multiples	9.30X	16.60X	13.32X
	Equities	1,136		Price-based	P/E multiples	4.80X	27.40X	19.42X
	Derivative related liabilities		97	Discounted cash flows	EV/Rev multiples	1.50X	9.51X	5.75X
	Loan substitute securities	4			Liquidity discounts (4)	15.00%	40.00%	25.24%
					Discount rate	11.00%	11.00%	11.00%
					Net asset values / prices (5)	n.a.	n.a.	n.a.
Derivative financial instruments (6)
Interest rate derivatives and interest-rate-linked structured notes (7)	Derivative related assets	415		Discounted cash flows	Interest rates	2.23%	2.56%	Even
	Deposits			Option pricing model	CPI swap rates	1.72%	1.90%	Even
	Derivative related liabilities		843		IR-IR correlations	19.00%	67.00%	Even
					FX-IR correlations	29.00%	56.00%	Even
					FX-FX correlations	68.00%	68.00%	Even
Equity derivatives and equity-linked structured notes (7)				Discounted cash flows	Dividend yields	0.02%	10.49%	Lower
	Derivative related assets	302		Option pricing model	Equity (EQ)-EQ correlations	15.00%	97.34%	Middle
	Deposits		465		EQ-FX correlations	(70.00)%	39.10%	Middle
	Derivative related liabilities		369		EQ volatilities	3.00%	110.00%	Lower
Other (8)
	Asset-backed securities	6
	Derivative related assets	30
	Deposits		–
	Derivative related liabilities		69
	Other liabilities		24
Total		$3,603	$1,867

(1)	The acronyms stand for the following: (i) Enterprise Value (EV); (ii) Earnings Before Interest, Taxes, Depreciation and Amortization (EBITDA); (iii) Price / Earnings (P/E); (iv) Revenue (Rev); (v) Consumer Price Index (CPI); (vi) Interest Rate (IR); (vii) Foreign Exchange (FX); and (viii) Equity (EQ).
(2)	The low and high input values represent the actual highest and lowest level inputs used to value a group of financial instruments in a particular product category. These input ranges do not reflect the level of input uncertainty, but are affected by the different underlying instruments within the product category. The input ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date. Where provided, the weighted average of the input values is calculated based on the relative fair values of the instruments within the product category. The weighted averages for derivatives are not presented in the table as they would not provide a comparable metric; instead, distribution of significant unobservable inputs within the range for each product category is indicated in the table.
(3)	Price-based inputs are significant for certain debt securities and are based on external benchmarks, comparable proxy instruments or pre-quarter-end trade data. For these instruments, the price input is expressed in dollars for each $100 par value. For example, with an input price of $105, an instrument is valued at a premium over its par value.
(4)	Fair value of securities with liquidity discount inputs totalled $207 million (October 31, 2017 – $54 million).
(5)	NAV of a hedge fund is total fair value of assets less liabilities divided by the number of fund units. The NAV of the funds and the corresponding equity derivatives referenced to NAV are not considered observable as we cannot redeem certain of these hedge funds at NAV prior to the next quarter end. Private equities are valued based on NAV or valuation techniques. The range for NAV per unit or price per share has not been disclosed for the hedge funds or private equities due to the dispersion of prices given the diverse nature of the investments.
(6)	The level of aggregation and diversity within each derivative instrument category may result in certain ranges of inputs being wide and inputs being unevenly distributed across the range. In the table, we indicated whether the majority of the inputs are concentrated toward the upper, middle, or lower end of the range, or evenly distributed throughout the range.
(7)	The structured notes contain embedded equity or interest rate derivatives with unobservable inputs that are similar to those of the equity or interest rate derivatives.
(8)	Other primarily includes certain insignificant instruments such as commodity derivatives, foreign exchange derivatives, contingent considerations, bank-owned life insurance and retractable shares.
n.a. not	applicable

Sensitivity to unobservable inputs and interrelationships between unobservable inputs

Yield, credit spreads/discount margins

A financial instrument’s yield is the interest rate used to discount future cash flows in a valuation model. An increase in the yield, in isolation, would result in a decrease in a fair value measurement and vice versa. A credit spread/discount margin is the difference between a debt instrument’s yield and a benchmark instrument’s yield. Benchmark instruments have high credit quality ratings, similar maturities and are often government bonds. The credit spread/discount margin therefore represents the discount rate used to determine the present value of future cash flows of an asset to reflect the market return required for uncertainty in the estimated cash flows. The credit spread/discount margin for an instrument forms part of the yield used in a discounted cash flow method.

Funding spread

Funding spreads are credit spreads specific to funding or deposit rates. A decrease in funding spreads, on its own, will increase fair value of our liabilities, and vice versa.

Default rates

A default rate is the rate at which borrowers fail to make scheduled loan payments. A decrease in the default rate will typically increase the fair value of the loan, and vice versa. This effect will be significantly more pronounced for a non-government guaranteed loan than a government guaranteed loan.

Prepayment rates

A prepayment rate is the rate at which a loan will be repaid in advance of its expected amortization schedule. Prepayments change the future cash flows of a loan. An increase in the prepayment rate in isolation will result in an increase in fair value when the loan interest rate is lower than the current reinvestment rate, and a decrease in the prepayment rate in isolation will result in a decrease in fair value when the loan interest rate is lower than the current reinvestment rate. Prepayment rates are generally negatively correlated with interest rates.

Recovery and loss severity rates

A recovery rate is an estimation of the amount that can be collected in a loan default scenario. The recovery rate is the recovered amount divided by the loan balance due, expressed as a percentage. The inverse concept of recovery is loss severity. Loss severity rate is an estimation of the loan amount not collected when a loan defaults. The loss severity rate is the loss amount divided by the loan balance due, expressed as a percentage. Generally, an increase in the recovery rate or a decrease in the loss severity rate will increase the loan fair value, and vice versa.

Volatility rates

Volatility measures the potential variability of future prices and is often measured as the standard deviation of price movements. Volatility is an input to option pricing models used to value derivatives and issued structured notes. Volatility is used in valuing equity, interest rate, commodity and foreign exchange options. A higher volatility rate means that the underlying price or rate movements are more likely to occur. Higher volatility rates may increase or decrease an option’s fair value depending on the option’s terms. The determination of volatility rates is dependent on various factors, including but not limited to, the underlying’s market price, the strike price and maturity.

Dividend yields

A dividend yield is the underlying equity’s expected dividends expressed as an annual percentage of its price. Dividend yield is used as an input for forward equity price and option models. Higher dividend yields will decrease the forward price, and vice versa. A higher dividend yield will increase or decrease an option’s value, depending on the option’s terms.

Correlation rates

Correlation is the linear relationship between the movements in two different variables. Correlation is an input to the valuation of derivative contracts and issued structured notes when an instrument’s payout is determined by correlated variables. When variables are positively correlated, an increase in one variable will result in an increase in the other variable. When variables are negatively correlated, an increase in one variable will result in a decrease in the other variable. The referenced variables can be within a single asset class or market (equity, interest rate, commodities, credit and foreign exchange) or between variables in different asset classes (equity to foreign exchange, or interest rate to foreign exchange). Changes in correlation will either increase or decrease a financial instrument’s fair value depending on the terms of the instrument.

Interest rates

An interest rate is the percentage amount charged on a principal or notional amount. Increasing interest rates will decrease the discounted cash flow value of a financial instrument, and vice versa.

Consumer Price Index swap rates

A CPI swap rate is expressed as a percentage of an increase in the average price of a basket of consumer goods and services, such as transportation, food and medical care. An increase in the CPI swap rate will cause inflation swap payments to be larger, and vice versa.

EV/EBITDA multiples, P/E multiples, EV/Rev multiples, and liquidity discounts

Private equity valuation inputs include EV/EBITDA multiples, P/E multiples and EV/Rev multiples. These are used to calculate either enterprise value or share value of a company based on a multiple of earnings or revenue estimates. Higher multiples equate to higher fair values for all multiple types, and vice versa. A liquidity discount may be applied when few or no transactions exist to support the valuations.

Credit Enhancement

Credit enhancement is an input to the valuation of securitized transaction and is the amount of loan loss protection for a senior tranche. Credit enhancement is expressed as a percentage of the transaction size. An increase in credit enhancement will cause the credit spread to decrease and the tranche fair value to increase, and vice versa.

Interrelationships between unobservable inputs

Unobservable inputs, including the above discount margin, default rate, prepayment rate, and recovery and loss severity rates, may not be independent of each other. For example, the discount margin can be affected by a change in default rate, prepayment rate, or recovery and loss severity rates. Discount margins will generally decrease when default rates decline or when recovery rates increase.

Changes in fair value measurement for instruments measured on a recurring basis and categorized in Level 3

The following tables present the changes in fair value measurements on a recurring basis for instruments included in Level 3 of the fair value hierarchy.

	IFRS 9
	For the year ended October 31, 2018
(Millions of Canadian dollars)	Fair value at beginning of period (1)	Total realized/ unrealized gains included in earnings	Total unrealized gains included in OCI (2)	Purchases of assets/ issuances of liabilities	Sales of assets/ settlements of liabilities and other (3)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Changes in unrealized gains (losses) included in earnings for assets and liabilities for positions still held
Assets
Securities
Trading
U.S. state, municipal and agencies debt	$508	$16	$(3)	$–	$(455)	$–	$–	$66	$(1)
Asset-backed securities
Non-CDO securities	196	28	2	–	(116)	–	–	110	1
Corporate debt and other debt	30	(2)	–	–	(2)	–	(5)	21	(1)
Equities	923	(160)	37	395	(170)	125	(2)	1,148	(24)
	1,657	(118)	36	395	(743)	125	(7)	1,345	(25)
Investment
U.S. state, municipal and agencies debt	–	–	–	–	–	–	–	–	n.a.
Asset-backed securities
Non-CDO securities	–	–	–	–	–	–	–	–	n.a.
Corporate debt and other debt	29	(30)	6	125	(144)	206	–	192	n.a.
Equities	217	–	20	–	–	–	–	237	n.a.
Loan substitute securities	3	–	–	–	(3)	–	–	–	n.a.
	249	(30)	26	125	(147)	206	–	429	n.a.
Loans	477	(3)	(3)	450	(291)	16	(95)	551	14
Other
Net derivative balances (4)
Interest rate contracts	(455)	21	–	67	73	7	(217)	(504)	(3)
Foreign exchange contracts	21	(10)	(4)	11	2	5	(4)	21	(5)
Other contracts	(181)	34	(2)	(88)	(42)	(36)	231	(84)	79
Valuation adjustments	(16)	–	–	–	17	–	–	1	–
Other assets	–	(5)	–	71	(1)	–	–	65	(5)
	$1,752	$(111)	$53	$1,031	$(1,132)	$323	$(92)	$1,824	$55
Liabilities
Deposits
Personal	$(465)	$(36)	$(4)	$(301)	$44	$(431)	$803	$(390)	$(8)
Business and government	–	–	–	5	–	–	–	5	–
Other
Obligations related to securities sold short	–	–	–	–	–	–	–	–	–
Other liabilities	(24)	–	(1)	(53)	10	–	–	(68)	4
	$(489)	$(36)	$(5)	$(349)	$54	$(431)	$803	$(453)	$(4)

	IAS 39
	For the year ended October 31, 2017
(Millions of Canadian dollars)	Fair value at beginning of period	Total realized/ unrealized gains (losses) included in earnings	Total unrealized gains (losses) included in OCI (2)	Purchases of assets/ issuances of liabilities	Sales of assets/ settlements of liabilities and other (3)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Changes in unrealized gains (losses) included in earnings for assets and liabilities for positions still held
Assets
Securities
Trading
U.S. state, municipal and agencies debt	$1	$–	$–	$–	$(1)	$–	$–	$–	$–
Asset-backed securities
Non-CDO securities	4	–	–	7	(10)	–	(1)	–	–
Corporate debt and other debt	62	(4)	1	52	(68)	20	(34)	29	(3)
Equities	376	(143)	(18)	275	(81)	17	(1)	425	(119)
	443	(147)	(17)	334	(160)	37	(36)	454	(122)
Investment
U.S. state, municipal and agencies debt	747	(5)	(19)	–	(215)	–	–	508	n.a.
Asset-backed securities
Non-CDO securities	217	–	7	–	(21)	–	–	203	n.a.
Corporate debt and other debt	956	(1)	(34)	119	(55)	–	(188)	797	n.a.
Equities	756	62	45	45	(197)	–	–	711	n.a.
Loan substitute securities	–	–	–	4	–	–	–	4	n.a.
	2,676	56	(1)	168	(488)	–	(188)	2,223	n.a.
Loans	329	(5)	(5)	405	(512)	–	(33)	179	–
Other
Net derivative balances (4)
Interest rate contracts	(448)	49	(20)	33	(2)	4	(71)	(455)	74
Foreign exchange contracts	(15)	49	2	(3)	(7)	1	(6)	21	17
Other contracts	(122)	80	2	(76)	2	(58)	(9)	(181)	52
Valuation adjustments	(10)	–	–	–	(6)	–	–	(16)	–
Other assets	–	–	–	–	–	–	–	–	–
	$2,853	$82	$(39)	$861	$(1,173)	$(16)	$(343)	$2,225	$21
Liabilities
Deposits
Personal	$(425)	$(20)	$14	$(387)	$85	$(277)	$545	$(465)	$5
Business and government	(2)	–	–	–	–	–	2	–	–
Other
Obligations related to securities sold short	(1)	–	–	–	1	–	–	–	–
Other liabilities	(88)	(4)	2	–	66	–	–	(24)	–
	$(516)	$(24)	$16	$(387)	$152	$(277)	$547	$(489)	$5

(1)	These amounts reflect certain reclassifications made upon adoption of IFRS 9. Refer to Note 2 for further details.
(2)	These amounts include the foreign currency translation gains or losses arising on consolidation of foreign subsidiaries relating to the Level 3 instruments, where applicable. The unrealized gains on Investment securities recognized in OCI were $33 million for the year ended October 31, 2018 (October 31, 2017 – gains of $84 million) excluding the translation gains or losses arising on consolidation.
(3)	Other includes amortization of premiums or discounts recognized in net income.
(4)	Net derivatives as at October 31, 2018 included derivative assets of $577 million (October 31, 2017 – $747 million) and derivative liabilities of $1,143 million (October 31, 2017 – $1,378 million).
n.a.	not applicable

Transfers between fair value hierarchy levels for instruments carried at fair value on a recurring basis

Transfers between Level 1 and Level 2, and transfers into and out of Level 3 are assumed to occur at the end of the period. For an asset or a liability that transfers into Level 3 during the period, the entire change in fair value for the period is excluded from the Total realized/unrealized gains (losses) included in earnings column of the above reconciliation, whereas for transfers out of Level 3 during the period, the entire change in fair value for the period is included in the same column of the above reconciliation.

Transfers between Level 1 and 2 are dependent on whether fair value is obtained on the basis of quoted market prices in active markets (Level 1).

During the year ended October 31, 2018, transfers out of Level 1 to Level 2 included $529 million of Trading U.S. state, municipal and agencies debt and $809 million of Obligations related to securities sold short. During the year ended October 31, 2017, transfers out of Level 1 to Level 2 included $1,143 million of Trading U.S. state, municipal and agencies debt and $1,472 million of Obligations related to securities sold short.

During the year ended October 31, 2018, transfers out of Level 2 to Level 1 included $65 million of Trading U.S. state, municipal and agencies debt and $96 million of Obligations related to securities sold short. During the year ended October 31, 2017, transfers out of Level 2 to Level 1 included $339 million of Trading U.S. state, municipal and agencies debt and $80 million of Obligations related to securities sold short.

Transfers between Level 2 and Level 3 are primarily due to either a change in the market observability for an input, or a change in an unobservable input’s significance to a financial instrument’s fair value.

During the year ended October 31, 2018, significant transfers out of Level 2 to Level 3 included $125 million of Trading Equities due to unobservable inputs to their fair values, $206 million of Corporate debt and other debt due to changes in the market observability of inputs, and $431 million of Personal deposits due to changes in the significance of unobservable inputs to their fair values. During the year ended October 31, 2017, significant transfers out of Level 2 to Level 3 included $277 million of Personal deposits. In addition, during the year ended October 31, 2017, significant transfers out of Level 2 to Level 3 included $11 million of OTC equity options in Other contracts comprised of $94 million of derivative related assets and $105 million of derivative related liabilities.

During the year ended October 31, 2018, significant transfers out of Level 3 to Level 2 included $217 million of interest rate swaps in Interest rate contracts comprised of $244 million of derivative related assets and $27 million of derivative related liabilities due to changes in the market observability of inputs, and $231 million of OTC equity options in Other contracts comprised of $703 million of derivative related assets and $934 million of derivative related liabilities due to changes in the market observability of inputs. In addition, during the year ended October 31, 2018, significant transfers out of Level 3 to Level 2 included $803 million of Personal deposits due to changes in the significance of unobservable inputs to their fair values. During the year ended October 31, 2017, significant transfers out of Level 3 to Level 2 included $188 million of AFS Corporate debt and other debt, and $545 million of Personal deposits. In addition, during the year ended October 31, 2017, significant transfers out of Level 3 to Level 2 included $52 million of OTC equity options in Other contracts comprised of $321 million of derivative related assets and $269 million of derivative related liabilities.

Positive and negative fair value movements of Level 3 financial instruments from using reasonably possible alternative assumptions

A financial instrument is classified as Level 3 in the fair value hierarchy if one or more of its unobservable inputs may significantly affect the measurement of its fair value. In preparing the financial statements, appropriate levels for these unobservable input parameters are chosen so that they are consistent with prevailing market evidence or management judgment. Due to the unobservable nature of the prices or rates, there may be uncertainty about the valuation of these Level 3 financial instruments.

The following table summarizes the impacts to fair values of Level 3 financial instruments using reasonably possible alternative assumptions. This sensitivity disclosure is intended to illustrate the potential impact of the relative uncertainty in the fair value of Level 3 financial instruments. In reporting the sensitivities below, we offset balances in instances where: (i) the move in valuation factors cause an offsetting positive and negative fair value movement, (ii) both offsetting instruments are in Level 3, and (iii) exposures are managed and reported on a net basis. With respect to overall sensitivity, it is unlikely in practice that all reasonably possible alternative assumptions would simultaneously be realized.

	IFRS 9			IAS 39
	As at
	October 31, 2018			October 31, 2017
(Millions of Canadian dollars)	Level 3 fair value	Positive fair value movement from using reasonably possible alternatives	Negative fair value movement from using reasonably possible alternatives	Level 3 fair value	Positive fair value movement from using reasonably possible alternatives	Negative fair value movement from using reasonably possible alternatives
Securities
Trading
U.S. state, municipal and agencies debt	$66	$–	$(1)	$–	$–	$–
Asset-backed securities	110	7	(10)	–	–	–
Corporate debt and other debt	21	–	–	29	–	–
Equities	1,148	12	(12)	425	–	–
Investment
U.S. state, municipal and agencies debt	–	–	–	508	8	(20)
Asset-backed securities	–	–	–	203	15	(21)
Corporate debt and other debt	192	19	(16)	797	6	(6)
Equities	237	24	(26)	711	40	(24)
Loan substitute securities	–	–	–	4	2	–
Loans	551	5	(7)	179	2	(3)
Derivatives	577	20	(18)	747	34	(30)
Other assets	65	–	–	–	–	–
	$2,967	$87	$(90)	$3,603	$107	$(104)
Deposits	$(385)	$12	$(11)	$(465)	$11	$(11)
Derivatives	(1,143)	47	(54)	(1,378)	37	(48)
Other
Other liabilities	(68)	–	–	(24)	–	–
	$(1,596)	$59	$(65)	$(1,867)	$48	$(59)

Sensitivity results

As at October 31, 2018, the effects of applying other reasonably possible alternative assumptions to the Level 3 asset positions would be an increase of $87 million and a decrease of $90 million in fair value, of which $24 million and $26 million would be recorded in Other components of equity, respectively. The effects of applying these assumptions to the Level 3 liability positions would result in a decrease of $59 million and an increase of $65 million in fair value.

Level 3 valuation inputs and approaches to developing reasonably possible alternative assumptions

The following is a summary of the unobservable inputs used in the valuation of the Level 3 instruments and our approaches to developing reasonably possible alternative assumptions used to determine sensitivity.

Financial assets or liabilities	Sensitivity methodology
Asset-backed securities, corporate debt, government debt, municipal bonds and loans	Sensitivities are determined based on adjusting, plus or minus one standard deviation, the bid-offer spreads or input prices if a sufficient number of prices are received, adjusting input parameters such as credit spreads or using high and low vendor prices as reasonably possible alternative assumptions.
Auction rate securities	Sensitivity of ARS is determined by decreasing the discount margin between 15% and 28% and increasing the discount margin between 30% and 45%, depending on the specific reasonable range of fair value uncertainty for each particular financial instrument’s market. Changes to the discount margin reflect historical monthly movements in the student loan asset-backed securities market.
Private equities, hedge fund investments and related equity derivatives	Sensitivity of direct private equity investments is determined by (i) adjusting the discount rate by 2% when the discounted cash flow method is used to determine fair value, (ii) adjusting the price multiples based on the range of multiples of comparable companies when price-based models are used, or (iii) using an alternative valuation approach. Net asset values of the private equity funds, hedge funds and related equity derivatives are provided by the fund managers, and as a result, there are no other reasonably possible alternative assumptions for these investments.
Interest rate derivatives	Sensitivities of interest rate and cross currency swaps are derived using plus or minus one standard deviation of the inputs, and an amount representing model and parameter uncertainty, where applicable.
Equity derivatives	Sensitivity of the Level 3 position is determined by shifting the unobservable model inputs by plus or minus one standard deviation of the pricing service market data including volatility, dividends or correlations, as applicable.
Bank funding and deposits	Sensitivities of deposits are calculated by shifting the funding curve by plus or minus certain basis points.
Structured notes	Sensitivities for interest-rate-linked and equity-linked structured notes are derived by adjusting inputs by plus or minus one standard deviation, and for other deposits, by estimating a reasonable move in the funding curve by plus or minus certain basis points.

Fair value for financial instruments that are carried at amortized cost and classified using the fair value hierarchy

	IFRS 9
	As at October 31, 2018
	Fair value always approximates carrying value (1)	Fair value may not approximate carrying value
		Fair value measurements using				Total fair value
(Millions of Canadian dollars)		Level 1	Level 2	Level 3	Total
Interest-bearing deposits with banks	$ 16,197	$–	$–	$–	$–	$16,197
Amortized cost securities (2)	–	470	44,897	–	45,367	45,367
Assets purchased under reverse repurchase agreements and securities borrowed	57,099	–	18,391	–	18,391	75,490
Loans
Retail	65,847	–	323,114	5,090	328,204	394,051
Wholesale	8,889	–	154,781	4,417	159,198	168,087
	74,736	–	477,895	9,507	487,402	562,138
Other assets	45,559	–	480	166	646	46,205
	$ 193,591	$470	$541,663	$9,673	$551,806	$745,397
Deposits
Personal	$ 184,887	$–	$69,606	$622	$70,228	$255,115
Business and government	270,349	–	160,010	799	160,809	431,158
Bank	15,218	–	10,235	9	10,244	25,462
	470,454	–	239,851	1,430	241,281	711,735
Obligations related to assets sold under repurchase agreements and securities loaned	4,264	–	712	–	712	4,976
Other liabilities	45,346	–	406	9,128	9,534	54,880
Subordinated debentures	–	–	9,260	59	9,319	9,319
	$ 520,064	$–	$250,229	$10,617	$260,846	$780,910

	IAS 39
	As at October 31, 2017
	Fair value always approximates carrying value (1)	Fair value may not approximate carrying value
		Fair value measurements using				Total fair value
(Millions of Canadian dollars)		Level 1	Level 2	Level 3	Total
Interest-bearing deposits with banks	$11,880	$–	$30	$–	$30	$11,910
Held-to-maturity securities (2)	–	–	14,754	17	14,771	14,771
Assets purchased under reverse repurchase agreements and securities borrowed	58,605	–	23,394	–	23,394	81,999
Loans
Retail	65,991	–	309,855	4,936	314,791	380,782
Wholesale	8,930	–	139,128	5,909	145,037	153,967
	74,921	–	448,983	10,845	459,828	534,749
Other assets	43,963	–	433	202	635	44,598
	$189,369	$–	$487,594	$11,064	$498,658	$688,027
Deposits
Personal	$182,440	$–	$62,981	$726	$63,707	$246,147
Business and government	261,898	–	149,618	979	150,597	412,495
Bank	16,615	–	5,079	14	5,093	21,708
	460,953	–	217,678	1,719	219,397	680,350
Obligations related to assets sold under repurchase agreements and securities loaned	7,774	–	1,364	–	1,364	9,138
Other liabilities	43,733	–	311	5,382	5,693	49,426
Subordinated debentures	–	–	9,504	55	9,559	9,559
	$512,460	$–	$228,857	$7,156	$236,013	$748,473

(1)	Certain financial instruments have not been assigned to a level as the carrying amount always approximates their fair values due to their short-term nature (instruments that are receivable or payable on demand, or with original maturity of three months or less) and insignificant credit risk.
(2)	Included in Securities – Investment, net of applicable allowance on the Consolidated Balance Sheets.

Fair values of financial assets and liabilities carried at amortized cost and disclosed in the table above are determined using the following valuation techniques and inputs.

Amortized cost securities (Held to maturity under IAS 39)

Fair values of government bonds, corporate bonds, and ABS are based on quoted prices. Fair values of certain Non-OECD government bonds are based on vendor prices or the discounted cash flow method with yield curves of other countries’ government bonds as inputs. For ABS, where market prices are not available, the fair value is determined using the discounted cash flow method. The inputs to the valuation model generally include market interest rates, spreads and yields derived from comparable securities, prepayment, and loss given default.

Assets purchased under reverse repurchase agreements and securities borrowed, and Obligations related to assets sold under repurchase agreements and securities loaned

Valuation methods used for the long-term instruments are described in the Fair value of assets and liabilities measured on a recurring basis and classified using the fair value hierarchy section of this note. The carrying values of short-term instruments generally approximate their fair values.

Loans – Retail

Retail loans include residential mortgages, personal and small business loans and credit cards. For residential mortgages, and personal and small business loans, we segregate the portfolio based on certain attributes such as product type, contractual interest rate, term to maturity and credit scores, if applicable. Fair values of these loans are determined by the discounted cash flow method using applicable inputs such as prevailing interest rates, contractual and posted client rates, client discounts, credit spreads, prepayment rates and loan-to-value ratios. Fair values of credit card receivables are also calculated based on a discounted cash flow method with portfolio yields, write-offs and monthly payment rates as inputs. The carrying values of short-term and variable rate loans generally approximate their fair values.

Loans – Wholesale

Wholesale loans include Business, Bank and Sovereign loans. Where market prices are available, loans are valued based on market prices. Otherwise, fair value is determined by the discounted cash flow method using the following inputs: market interest rates and market based spreads of assets with similar credit ratings and terms to maturity, loss given default, expected default frequency implied from credit default swap prices, if available, and relevant pricing information such as contractual rate, origination and maturity dates, redemption price, coupon payment frequency and date convention.

Deposits

Deposits are comprised of demand, notice, and term deposits which include senior deposit notes we have issued to provide us with long-term funding. Fair values of term deposits are determined by one of several valuation techniques: (i) for term deposits and similar instruments, we segregate the portfolio based on term to maturity. Fair values of these instruments are determined by the discounted cash flow method using inputs such as client rates for new sales of the corresponding terms; and (ii) for senior deposit notes, we use actual traded prices, vendor prices or the discounted cash flow method using a market interest rate curve and our funding spreads as inputs. The carrying values of demand, notice, and short-term term deposits generally approximate their fair values.

Other assets and Other liabilities

Other assets and Other liabilities include receivables and payables relating to certain commodities. Fair values of the commodity receivables and payables are calculated by the discounted cash flow method using applicable inputs such as market interest rates, counterparties’ credit spreads, our funding spreads, commodity forward prices and spot prices.

Subordinated debentures

Fair values of Subordinated debentures are based on market prices, dealer quotes or vendor prices when available. Where prices cannot be observed, fair value is determined using the discounted cash flow method, with applicable inputs such as market interest rates and credit spreads.